Provision for environmental rehabilitation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Provision For Environmental Rehabilitation [Abstract]
Disclosure Of Detailed Information About Non Current Provision [text block]
$000	Dec 31, 2017	Dec 31, 2016
Opening balance	55,455	47,581
Unwinding of discount	1,386	1,070
Change in estimates	(1,103)	6,804
At December 31	55,738	55,455